Wells S&P REIT Index Fund
                           -------------------------


                               Semi-Annual Report
                                 June 30, 1998

                                  (Unaudited)


         INVESTMENT ADVISER                            ADMINISTRATOR
         ------------------                            -------------
    WELLS ASSET MANAGEMENT, INC.              COUNTRYWIDE FUND SERVICES, INC.
      3885 Holcomb Bridge Road                       312 Walnut Street
       Atlanta, Georgia 30092                   Cincinnati, Ohio 45201-5354
                                                       1.800.282.1581

                                     Wells
                               Real Estate Funds
                               -----------------
--------------------------------------------------------------------------------

August 24, 1998

Dear Shareholder:

At Wells, we are pleased to present the first semi-annual report for the Wells S&P REIT Index Fund, which was launched on March 2, 1998. The Fund is designed to duplicate the investment results of the S&P REIT Index. Standard and Poor's Corporation is the largest and most experienced indexing firm in the world. The Fund is the first of its kind to meet the increasing demand for a real estate investment alternative offering broad diversification and liquidity, along with growth and income opportunities.

The power behind the Wells S&P REIT Index Fund comes from the fact that it represents over 90% of the U.S. REIT market and encompasses all major real estate property types, as well as all three types of REITs: equity, mortgage and hybrid. Wide diversification is the Fund's most distinguishing characteristic. We believe that such diversification can increase return and decrease risk.

The future of the REIT marketplace appears strong. Conversion of investment real estate owned directly by pension plans, insurance companies and institutions to REITs is in full swing. It is anticipated that literally trillions of dollars worth of real estate could become securitized as REITs in the coming years. And as an asset class, REITs have proven themselves through time. Of note, since 1975, REITs have outperformed stocks in total return and current dividend yields on REITs are nearly four times that of stocks (the Fund's yield as of July 31, 1998, was 5.44% versus 1.44% for the S&P Composite Stock Index).

We are proud of the Wells S&P REIT Index Fund and are looking forward to adding many more distinctive products to our product base in the next few years. We are also excited to offer you easier access to Wells via our new website at www.WellsREF.com. The site is periodically updated to serve your needs.

Your questions and comments are always welcome. Please do not hesitate to call us at (800) 282-1581 with any of your needs.

Yours truly,

/s/ Leo F. Wells, III

Leo F. Wells, III
President


Wells Real Estate Funds o P.O. Box 5354 o Cincinnati, Ohio 45201 o 800.282.1581

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
     At acquisition cost                                            $ 5,381,583
                                                                    ===========
     At market value (Note 1)                                       $ 5,244,003
Receivable for capital shares sold                                      212,549
Dividends receivable                                                     25,657
Organization expenses, net (Note 1)                                      31,673
Other assets                                                             41,231
                                                                    -----------
     TOTAL ASSETS                                                     5,555,113
                                                                    -----------
LIABILITIES
Dividends payable                                                         2,306
Payable for capital shares redeemed                                         420
Payable for securities purchased                                        211,627
Payable to affiliates (Note 3)                                           69,026
Other accrued expenses and liabilities                                    4,700
                                                                    -----------
     TOTAL LIABILITIES                                                  288,079
                                                                    -----------

NET ASSETS                                                          $ 5,267,034
                                                                    ===========

Net assets consist of:
Paid-in capital                                                     $ 5,414,463
Undistributed net investment income                                          61
Accumulated net realized losses from security transactions               (9,910)
Net unrealized depreciation on investments                             (137,580)
                                                                    -----------
Net assets                                                          $ 5,267,034
                                                                    ===========

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                         561,238
                                                                    ===========

Net asset value and redemption price per share (Note 1)             $      9.38
                                                                    ===========

Maximum offering price per share (Note 1)                           $      9.77
                                                                    ===========

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (A) (UNAUDITED)
================================================================================
INVESTMENT INCOME
      Dividend income                                                 $  51,711
                                                                      ---------

EXPENSES
      Custodian fees                                                     12,244
      Insurance expense                                                   8,322
      Postage and supplies                                                6,414
      Accounting services fees (Note 3)                                   6,000
      Registration fees                                                   5,906
      Investment advisory fees (Note 3)                                   3,953
      Transfer agent fees (Note 3)                                        3,600
      Administrative services fees (Note 3)                               3,000
      Amortization of organization expenses (Note 1)                      2,262
      Pricing expense                                                       899
      Trustees' fees and expenses                                           750
                                                                      ---------
           TOTAL EXPENSES                                                53,350
      Fees waived and expenses reimbursed by the Adviser (Note 3)       (46,055)
                                                                      ---------
           NET EXPENSES                                                   7,295
                                                                      ---------

NET INVESTMENT INCOME                                                    44,416
                                                                      ---------
REALIZED AND UNREALIZED LOSSES
      ON INVESTMENTS
      Net realized losses from security transactions                     (9,910)
      Net change in unrealized appreciation/depreciation
        on investments                                                 (137,580)
                                                                      ---------
NET REALIZED AND UNREALIZED
      LOSSES ON INVESTMENTS                                            (147,490)
                                                                      ---------
NET DECREASE IN NET ASSETS FROM
      OPERATIONS                                                      $(103,074)
                                                                      =========

(A) Represents the period from the commencement of operations (March 2, 1998) through June 30, 1998.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1998 (A) (UNAUDITED)
================================================================================
FROM OPERATIONS:
      Net investment income                                         $    44,416
      Net realized losses from security transactions                     (9,910)
      Net change in unrealized appreciation/depreciation
         on investments                                                (137,580)
                                                                    -----------
Net decrease in net assets from operations                             (103,074)
                                                                    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income                              (44,355)
                                                                    -----------
Decrease in net assets from distributions to shareholders               (44,355)
                                                                    -----------

FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                       5,294,770
      Net asset value of shares issued in
          reinvestment of distributions to shareholders                  42,048
      Payments for shares redeemed                                      (22,355)
                                                                    -----------
Net increase in net assets from capital share transactions            5,314,463
                                                                    -----------

TOTAL INCREASE IN NET ASSETS                                          5,167,034

NET ASSETS:
      Beginning of period (Note 1)                                      100,000
                                                                    -----------
      End of period                                                 $ 5,267,034
                                                                    ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                 $        61
                                                                    ===========

CAPITAL SHARE ACTIVITY:
      Shares sold                                                       549,056
      Shares issued in reinvestment of
         distributions to shareholders                                    4,483
      Shares redeemed                                                    (2,301)
                                                                    -----------
      Net increase in shares outstanding                                551,238
      Shares outstanding, beginning of period (Note 1)                   10,000
                                                                    -----------
      Shares outstanding, end of period                                 561,238
                                                                    ===========

(A) Represents the period from the commencement of operations (March 2, 1998) through June 30, 1998.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED JUNE 30, 1998 (A) (UNAUDITED)
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING
      THROUGHOUT THE PERIOD:

   Net asset value at beginning of period                         $   10.00
                                                                  ---------
   Income from investment operations:
      Net investment income                                            0.08
      Net realized and unrealized losses on investments               (0.62)
                                                                  ---------
   Total from investment operations                                   (0.54)
                                                                  ---------
   Less distributions:
      Dividends from net investment income                            (0.08)
                                                                  ---------
   Total distributions                                                (0.08)
                                                                  ---------

   Net asset value at end of period                               $    9.38
                                                                  =========

RATIOS AND SUPPLEMENTAL DATA:

   Total return (B)                                                 (5.40)%
                                                                  =========

   Net assets at end of period (000's)                            $   5,267
                                                                  =========

   Ratio of net expenses to average net assets (C)                    0.92%(D)

   Ratio of net investment income to average net assets               5.63%(D)

   Portfolio turnover rate                                              13%(D)

--------------------------------------------------------------------------------

(A) Represents the period from the commencement of operations (March 2, 1998) through June 30, 1998.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 6.76% (D) for the period ended June 30, 1998.

(D)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
========================================================================================
                                                                               MARKET
EQUITY SECURITIES - 97.9%                                          SHARES       VALUE
----------------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL - 19.7%
     Apartment Investment & Management Company - Class A            1,900   $     75,050
     Associated Estates Realty Corp.                                  700         13,081
     Avalon Bay Communities, Inc.                                   2,476         94,074
     Berkshire Realty Company, Inc.                                 1,400         16,363
     BRE Properties, Inc. -  Class A                                1,700         44,306
     Camden Property Trust                                          1,775         52,806
     Chateau Communities, Inc.                                      1,100         31,625
     Colonial Properties Trust                                      1,000         31,000
     Cornerstone Realty Income Trust, Inc.                          1,500         17,156
     Equity Residential Properties Trust                            3,900        185,006
     Essex Property Trust, Inc.                                       700         21,700
     Gables Residential Trust                                       1,000         27,125
     Irvine Apartment Communities, Inc.                               800         23,150
     Manufactured Home Communities, Inc.                            1,000         24,125
     Merry Land & Investment Company, Inc.                          1,700         35,806
     Mid-America Apartment Communities, Inc.                          700         18,419
     Pennsylvania Real Estate Investment Trust                        500         11,094
     Post Properties, Inc.                                          1,400         53,900
     Security Capital Atlantic, Inc.                                1,900         42,394
     Security Capital Pacific Trust                                 3,800         85,500
     Smith (Charles E.) Residential Realty, Inc.                      600         19,200
     Summit Properties, Inc.                                        1,000         18,937
     Sun Communities, Inc.                                            700         23,187
     United Dominion Realty Trust, Inc.                             4,000         55,500
     Walden Residential Properties, Inc.                              700         17,150
                                                                            ------------
                                                                               1,037,654
                                                                            ------------
DIVERSIFIED - 7.7%
     CCA Prison Realty Trust                                          900         27,563
     Duke Realty Investments, Inc.                                  3,200         75,800
     Franchise Finance Corporation of America                       1,900         49,281
     Glenborough Realty Trust, Inc.                                 1,200         31,650
     Liberty Property Trust                                         2,400         61,350
     MGI Properties, Inc.                                             500         13,094
     National Golf Properties, Inc.                                   500         15,031
     Pacific Gulf Properties, Inc.                                    800         17,050
     Spieker Properties, Inc.                                       2,400         93,000
     Washington Real Estate Investment Trust                        1,400         24,325
                                                                            ------------
                                                                                 408,144
                                                                            ------------
HEALTH CARE - 8.9%
     American Health Properties, Inc.                               1,000         25,000
     Capstone Capital Corp.                                           900         20,700
     Health Care Property Investors, Inc.                           1,200         43,275
     Health Care REIT, Inc.                                         1,000         25,500
     Healthcare Realty Trust, Inc.                                    800         21,800
     HRPT Properties Trust                                          5,200         97,825
     LTC Properties, Inc.                                           1,100         20,488
     Meditrust Corp.                                                3,900        108,956


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
========================================================================================
                                                                               MARKET
EQUITY SECURITIES - 97.9%                                          SHARES       VALUE
----------------------------------------------------------------------------------------
HEALTH CARE - 8.9% (CONTINUED)
     National Health Investors, Inc.                                1,000   $     33,125
     Nationwide Health Properties, Inc.                             1,800         42,975
     OMEGA Healthcare Investors, Inc.                                 800         28,100
     Omega Worldwide, Inc.*                                            53            401
                                                                            ------------
                                                                                 468,145
                                                                            ------------
HOTEL - 12.0%
     Equity Inns, Inc.                                              1,400         18,463
     FelCor Suite Hotels, Inc.                                      1,400         43,925
     Hospitality Properties Trust                                   1,700         54,612
     Patriot American Hospitality, Inc.                             5,600        134,050
     RFS Hotel Investors, Inc.                                      1,000         19,000
     Starwood Hotels & Resorts                                      7,300        352,681
     Winston Hotels, Inc.                                             600          7,500
                                                                            ------------
                                                                                 630,231
                                                                            ------------
INDUSTRIAL/OFFICE - 24.5%
     Arden Realty, Inc.                                             2,500         64,688
     Boston Properties, Inc.                                        2,400         82,800
     Brandywine Realty Trust                                        1,500         33,562
     CarrAmerica Realty Corp.                                       2,600         73,775
     CenterPoint Properties Corp.                                     800         26,450
     Cornerstone Properties, Inc.                                   4,000         70,500
     Cousins Properties, Inc.                                       1,200         35,850
     Crescent Real Estate Equities Company                          4,700        158,037
     EastGroup Properties, Inc.                                       600         12,037
     Equity Office Properties Trust                                 9,900        280,913
     First Industrial Realty Trust, Inc.                            1,500         47,719
     Highwoods Properties, Inc.                                     2,100         67,856
     Kilroy Realty Corp.                                            1,100         27,500
     Mack-Cali Realty Corp.                                         2,200         75,625
     Prentiss Properties Trust                                      1,600         38,900
     Reckson Associates Realty Corp.                                1,600         37,800
     Reckson Services Industries, Inc.*                               104            344
     Security Capital Industrial Trust                              4,800        120,000
     TriNet Corporate Realty Trust, Inc.                            1,000         34,000
                                                                            ------------
                                                                               1,288,356
                                                                            ------------
MORTGAGE - 2.3%
     Capstead Mortgage Corp.                                        2,300         19,263
     CRIIMI MAE, Inc.                                               1,900         26,363
     Dynex Capital, Inc.                                            1,700         18,912
     Indymac Mortgage Holdings, Inc.                                2,600         59,150
                                                                            ------------
                                                                                 123,688
                                                                            ------------
RETAIL CENTERS - 18.4%
     Bradley Real Estate, Inc.                                        900         19,013
     Burnham Pacific Properties, Inc.                               1,300         18,444
     CBL & Associates Properties, Inc.                                900         21,825


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
========================================================================================
                                                                               MARKET
EQUITY SECURITIES - 97.9%                                          SHARES       VALUE
----------------------------------------------------------------------------------------
RETAIL CENTERS - 18.4% (CONTINUED)
     Chelsea GCA Realty, Inc.                                         600   $     24,000
     Commercial Net Lease Realty                                    1,200         19,425
     Developers Diversified Realty Corp.                            1,100         43,106
     Excel Realty Trust, Inc.                                         900         25,931
     Federal Realty Investment Trust                                1,600         38,500
     General Growth Properties, Inc.                                1,400         52,325
     Glimcher Realty Trust                                            900         17,494
     Horizon Group Properties, Inc.*                                   83            550
     IRT Property Company                                           1,200         13,200
     JDN Realty Corp.                                                 800         25,500
     JP Realty, Inc.                                                  700         16,494
     Kimco Realty Corp.                                             2,100         86,100
     Kimco Realty Corp., 7.50%, Series D Convertible Preferred        144          3,879
     Kranzco Realty Trust                                             400          7,375
     Macerich Company (The)                                         1,200         35,175
     Mills Corp.                                                      900         21,600
     New Plan Realty Trust                                          2,300         56,350
     Prime Retail, Inc.                                             1,578         18,833
     Prime Retail, Inc., 8.50%, Series B Convertible Preferred        160          3,280
     Realty Income Corp.                                            1,100         29,012
     Simon DeBartolo Group, Inc.                                    4,400        143,000
     Taubman Centers, Inc.                                          2,100         29,925
     Urban Shopping Centers, Inc.                                     700         22,050
     Vornado Realty Trust                                           3,300        130,969
     Weingarten Realty Investors                                    1,100         45,994
                                                                            ------------
                                                                                 969,349
                                                                            ------------
SELF STORAGE - 4.4%
     Public Storage, Inc.                                           4,800        134,400
     Shurgard Storage Centers, Inc. - Class A                       1,100         30,525
     Sovran Self Storage, Inc.                                        500         14,125
     Storage Trust Realty                                             600         14,025
     Storage USA, Inc.                                              1,100         38,500
                                                                            ------------
                                                                                 231,575
                                                                            ------------
TOTAL EQUITY SECURITIES (COST $5,294,722)                                   $  5,157,142
                                                                            ------------

CASH EQUIVALENTS - 1.7% (COST $86,861)
     Star Treasury Fund                                            86,861   $     86,861
                                                                            ------------

TOTAL INVESTMENTS SECURITIES - 99.6% (COST $5,381,583)                      $  5,244,003

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                      23,031
                                                                            ------------

NET ASSETS - 100.0%                                                         $  5,267,034
                                                                            ============

* Non-income producing security.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Leo F. Wells III, the President of the Fund's investment adviser, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 shares of the Fund at $10.00 per share. The public offering of shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks to provide investment results corresponding to the performance of the S&P REIT Index (the Index) by investing in the stocks included in the Index.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. Securities which are traded over-the-counter are valued based on the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on stock exchanges or quoted by NASDAQ are valued their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sales price or, if not available, at their last quoted bid price.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Organization expenses - Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)
================================================================================

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of June 30, 1998, net unrealized depreciation on investments was $137,580 for federal income tax purposes, of which $58,931 related to appreciated securities and $196,511 related to depreciated securities based on a federal income tax cost basis of $5,381,583.

2.   INVESTMENT TRANSACTIONS

During the period ended June 30, 1998, purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $5,423,342 and $118,710, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of the Adviser, of Wells Investment Securities, Inc. (the Underwriter), an affiliate of the Adviser and the exclusive agent for the distribution of the Fund's shares, or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser has overall supervisory responsibility for the general management and investment of the Fund's assets and portfolio securities pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund.

In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived its investment advisory fees of $3,953 and reimbursed the Fund for $42,102 of other operating expenses during the period ended June 30, 1998.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)
================================================================================

SUB-ADVISORY AGREEMENT
Gateway Investment Advisers, L.P. (the Sub-Adviser) has been retained by the Adviser to provide portfolio management services for the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.15% of the Fund's average daily net assets up to $100 million; 0.10% of such net assets from $100 million to $200 million; and 0.07% of such net assets in excess of $200 million, subject to a $3,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee based on the Fund's average daily net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. For these services, the Underwriter earned $7,236 from underwriting and broker commissions on the sale of shares during the period ended June 30, 1998.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter for certain costs related to the distribution of the Fund's shares, not to exceed 0.25% of average daily net assets. For the period ended June 30, 1998, the Fund incurred no such expenses under the Plan.